Summary of condensed balance sheet (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Current assets:
Amounts due from related parties	$ 34,794	$ 30,983
TOTAL ASSETS	14,947,654	15,257,761
Current liabilities:
Amounts due to related parties	24,955	73,159
Promissory note to related parties	1,000,000	600,000
TOTAL LIABILITIES	2,098,710	1,511,786
SHAREHOLDERS’ EQUITY:
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 15,929,451 and 15,929,451 shares issued and outstanding as of September 30, 2025 and March 31, 2025, respectively	3,186	3,186
Preferred shares, par value $0.0002 per share, 5,000,000 shares authorized; 1,000,000 and 0 shares issued and outstanding as of September 30, 2025 and March 31, 2025, respectively	200
Additional paid-in capital	17,872,027	17,872,227
Statutory reserve	40,590	40,590
Accumulated Deficit	(5,233,002)	(4,232,288)
Accumulated other comprehensive income/(loss)	165,943	62,260
TOTAL SHAREHOLDERS’ EQUITY	12,848,944	13,745,975	$ 19,193,947	$ 21,498,557
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	14,947,654	15,257,761
Related Party [Member]
Current liabilities:
Amounts due to related parties	1,024,955	673,159
Parent Company [Member] | Reportable Legal Entities [Member]
Current assets:
Cash and cash equivalents	62,589	207,511
Deferred expenses	52,500	52,500
Investment in subsidiaries	10,546,992	10,595,038
TOTAL ASSETS	14,388,359	14,650,487
Current liabilities:
Accrued expenses and liabilities	539,415	297,405
Promissory note to related parties	1,000,000	600,000
TOTAL LIABILITIES	1,539,415	904,512
SHAREHOLDERS’ EQUITY:
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 15,929,451 and 15,929,451 shares issued and outstanding as of September 30, 2025 and March 31, 2025, respectively	3,186	3,186
Preferred shares, par value $0.0002 per share, 5,000,000 shares authorized; 1,000,000 and 0 shares issued and outstanding as of September 30, 2025 and March 31, 2025, respectively	200
Additional paid-in capital	17,872,027	17,872,227
Statutory reserve	40,590	40,590
Accumulated Deficit	(5,233,002)	(4,232,288)
Accumulated other comprehensive income/(loss)	165,943	62,260
TOTAL SHAREHOLDERS’ EQUITY	12,848,944	13,745,975
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	14,388,359	14,650,487
Parent Company [Member] | Reportable Legal Entities [Member] | Subsidiaries and VIE [Member]
Current assets:
Amounts due from related parties	3,719,870	3,701,752
Parent Company [Member] | Reportable Legal Entities [Member] | Related Party [Member]
Current assets:
Amounts due from related parties	6,408	93,686
Current liabilities:
Amounts due to related parties		$ 7,107